Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before taxes from continuing operations	$ 1,665	$ 552	$ 175
Profit before taxes from discontinued operations	0	(3)	4
Profit before taxes	1,665	549	179
Adjustments to reconcile to net cash:
Interest expense on leases	182	122	117
Interest expense on debt and other financing	519	594	595
Interest and other financial income	(28)	(46)	(28)
Adjustments for non-cash items:
Depreciation and amortization	1,280	1,234	1,338
Share of profit in joint ventures	(102)	(54)	(42)
Gain on disposal and impairment of assets, net	(68)	(54)	(10)
Sale of Lati Operations	(741)	0	0
Share-based compensation	14	50	52
Loss from other associates and joint ventures, net	(1)	0	3
Other non-operating (income) expenses, net	43	119	(36)
Changes in working capital:
Decrease (increase) in trade receivables, prepayments and other current assets, net	(228)	36	(245)
Decrease (increase) in inventories	(17)	0	11
Increase (decrease) in trade and other payables, net	89	(92)	47
Changes in contract assets, liabilities and costs, net	18	(42)	65
Total changes in working capital	(137)	(97)	(123)
Interest paid on leases	(176)	(120)	(115)
Interest paid on debt and other financing	(409)	(499)	(505)
Interest received	27	43	31
Taxes paid	(335)	(239)	(233)
Net cash provided by operating activities	1,734	1,603	1,223
Cash flows from investing activities:
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	(545)	0	0
Net proceeds from the disposal of subsidiaries and associates	781	5	0
Purchase of spectrum and licenses	(73)	(135)	(236)
Purchase of other intangible assets	(91)	(94)	(133)
Purchase of property, plant and equipment	(650)	(540)	(814)
Proceeds from sale of property, plant and equipment	84	58	17
Dividends and dividend advances received from joint ventures and associates	99	66	63
Settlement of derivative financial instruments	0	9	(26)
Transfer (to) / from pledge deposits, net	0	5	(6)
Loans granted within the Tigo Money lending activity, net	(1)	(2)	(4)
Cash (used in) provided by other investing activities, net	22	25	24
Net cash provided by (used in) investing activities	(374)	(604)	(1,116)
Cash flows from financing activities (including discontinued operations):
Proceeds from debt and other financing	1,199	604	362
Repayment of debt and other financing	(599)	(1,366)	(632)
Lease capital repayment	(209)	(204)	(177)
Capital injection in subsidiary (Non-controlling interests' portion)	0	0	74
Advances and dividends paid to non-controlling interests	(2)	0	0
Share repurchase program	(119)	(99)	(5)
Dividends paid to owners of the Company	(754)	0	0
Net cash from (used in) financing activities	(485)	(1,066)	(377)
Exchange impact on cash and cash equivalents, net	(14)	(8)	6
Net increase (decrease) in cash and cash equivalents	861	(76)	(264)
Cash and cash equivalents at the beginning of the year	699	775	1,039
Effect of cash disposal of Lati Operations	(8)	0	0
Cash and cash equivalents at the end of the year	$ 1,552	$ 699	$ 775